Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Major components of tax expense (income) [abstract]
Disclosure of provision for income taxes
The provision for income taxes is as follows:

($ millions)	2017	2016
Current tax:
Canada	(1.9)	—
Luxembourg	0.2	0.2
Current tax expense (recovery)	(1.7)	0.2
Deferred tax:
Canada	(99.2)	(336.4)
United States	201.3	(44.9)
Deferred tax expense (recovery)	102.1	(381.3)
Income tax expense (recovery)	100.4	(381.1)

Disclosure of reconciliation of income taxes calculated at the Canadian statutory rate with recorded income taxes
The following table reconciles income taxes calculated at the Canadian statutory rate with the recorded income taxes:

($ millions)	2017	2016
Net income (loss) before tax	(23.6)	(1,313.8)
Statutory income tax rate	26.85%	27.00%
Expected provision for income taxes	(6.3)	(354.7)
Effect of change in corporate tax rates	106.9	—
Effect of tax rates in foreign jurisdictions	22.9	(14.6)
Effect of restricted share bonus plan	(2.7)	6.9
Effect of change in recognition of deferred tax assets	(14.7)	(24.9)
Effect of non-taxable capital (gains) losses	(1.1)	(2.1)
Other	(4.6)	8.3
Income tax recovery	100.4	(381.1)

Disclosure of net deferred tax liabilities
The composition of net deferred income tax liabilities is as follows:

($ millions)	2017	2016
Deferred income tax assets	192.8	422.4
Deferred income tax liabilities	(550.6)	(651.5)
Net deferred income tax liabilities	(357.8)	(229.1)

The net deferred income tax liabilities are expected to be settled in the following periods:

($ millions)	2017	2016
Deferred income tax:
To be settled within one year	29.1	(9.4)
To be settled beyond one year	(386.9)	(219.7)
Deferred income tax	(357.8)	(229.1)

The movement in deferred income tax assets (liabilities) are as follows:

($ millions)	At January 1, 2017	(Charges) / credits due to acquisitions & other	(Charged) / credited to earnings	At December 31, 2017
Deferred income tax assets:
Decommissioning liability	361.8	—	(0.5)	361.3
Income tax losses carried forward	632.4	—	17.1	649.5
Debt financing costs	4.8	—	(4.8)	—
Share issue costs	15.3	0.1	(5.2)	10.2
Risk management contracts	18.3	—	15.2	33.5
Other	16.6	(26.7)	32.3	22.2
	1,049.2	(26.6)	54.1	1,076.7
Deferred income tax liabilities:
Property, plant and equipment	(1,286.7)	—	(130.8)	(1,417.5)
Risk management contracts	8.4	—	(25.4)	(17.0)
	(1,278.3)	—	(156.2)	(1,434.5)
Net deferred income tax liabilities	(229.1)	(26.6)	(102.1)	(357.8)

($ millions)	At January 1, 2016	(Charges) / credits due to acquisitions & other	(Charged) / credited to earnings	At December 31, 2016
Deferred income tax assets:
Decommissioning liability	344.8	—	17.0	361.8
Income tax losses carried forward	401.9	—	230.5	632.4
Debt financing costs	13.1	—	(8.3)	4.8
Share issue costs	17.7	7.2	(9.6)	15.3
Risk management contracts	0.6	—	17.7	18.3
Other	17.6	(10.8)	9.8	16.6
	795.7	(3.6)	257.1	1,049.2
Deferred income tax liabilities:
Property, plant and equipment	(1,212.7)	—	(74.0)	(1,286.7)
Timing of partnership items	(54.8)	—	54.8	—
Risk management contracts	(135.0)	—	143.4	8.4
	(1,402.5)	—	124.2	(1,278.3)
Net deferred income tax liabilities	(606.8)	(3.6)	381.3	(229.1)

Disclosure of tax pools available
The approximate amounts of tax pools available as at December 31, 2017 and 2016 are as follows:

($ millions)	2017	2016
Tax pools:
Canada	8,746.2	9,054.1
United States	3,287.6	2,952.9
Total	12,033.8	12,007.0